NON-FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Increases for incorporation	[1]	$ 295
Deferred tax asset		36		84
Deferred tax liability		(112)
Deferred tax (liability) asset		(76)		84
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Profit (loss)
Increases for incorporation		(79)	[2]	13	[3]
Deferred tax liability, beginning				(13)
Deferred tax liability, ending		(79)
Intangible assets and goodwill [member]
IfrsStatementLineItems [Line Items]
Profit (loss)
Increases for incorporation		(22)	[2]	(2)	[3]
Deferred tax liability, beginning		(13)		(11)
Deferred tax liability, ending		(35)		(13)
Investments In Joint Ventures And Associates [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		3
Increases for incorporation			[2]	14	[3]
Deferred tax liability, beginning		(11)		(25)
Deferred tax liability, ending		(8)		(11)
Inventory [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		(9)
Increases for incorporation			[2]	(4)	[3]
Deferred tax liability, beginning		(10)		(6)
Deferred tax liability, ending		(19)		(10)
Financial Assets At Fair Value Through Profit And Loss Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		(1)
Increases for incorporation			[2]	(10)	[3]
Deferred tax liability, beginning		(14)		(4)
Deferred tax liability, ending		(15)		(14)
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		8
Increases for incorporation			[2]	(24)	[3]
Deferred tax liability, beginning		(31)		(7)
Deferred tax liability, ending		(23)		(31)
Taxes Payable [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		1
Increases for incorporation			[2]		[3]
Deferred tax liability, beginning		(3)		(3)
Deferred tax liability, ending		(2)		(3)
Adjustment For Tax Inflation [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		(124)
Increases for incorporation		(13)	[2]	1	[3]
Deferred tax liability, beginning		(1)		(2)
Deferred tax liability, ending		(138)		(1)
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		(122)
Increases for incorporation		(114)	[2]	(12)	[3]
Deferred tax liability, beginning		(83)		(71)
Deferred tax liability, ending		(319)		(83)
Deferred Tax Asset Liabilities Net [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		(46)
Increases for incorporation		(114)	[2]	(23)	[3]
Deferred tax asset (liabilities), net		84		107
Deferred tax asset (liabilities), net		(76)		84
Tax Loss Carryforwards [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning		13		126
Profit (loss)		6		(113)	[3]
Increases for incorporation	[2]
Deferred tax asset, ending		19		13
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning		80
Profit (loss)		71		80	[3]
Increases for incorporation	[2]
Deferred tax asset, ending		151		80
Financial Assets At Fair Value Through Profit And Loss Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning		3
Profit (loss)		(3)		3	[3]
Increases for incorporation	[2]
Deferred tax asset, ending				3
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning		5		6
Profit (loss)		(1)		(1)	[3]
Increases for incorporation	[2]
Deferred tax asset, ending		4		5
Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning		57		28
Profit (loss)		2		29	[3]
Increases for incorporation	[2]
Deferred tax asset, ending		59		57
Salaries And Social Security Payable [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning				3
Profit (loss)		1		(3)	[3]
Increases for incorporation	[2]
Deferred tax asset, ending		1
Defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning		9		5
Profit (loss)		(1)		4	[3]
Increases for incorporation	[2]
Deferred tax asset, ending		8		9
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning
Profit (loss)		1
Increases for incorporation	[2]
Deferred tax asset, ending		1
Deferred Tax Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning		167		178
Profit (loss)		76		(11)	[3]
Increases for incorporation	[2]
Deferred tax asset, ending		243		167
Deferred tax asset, ending				167
Intangible assets and goodwill [member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning				3
Profit (loss)	[3]			(3)
Deferred tax asset, ending
Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning				3
Profit (loss)	[3]			(3)
Deferred tax asset, ending
Adjustment For Tax Inflation [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning				4
Profit (loss)	[3]			(4)
Deferred tax asset, ending

[1]	See Notes 5.1.3 and 5.1.5.
[2]	See Notes 5.1.3 and 5.1.5.
[3]	Includes US$ 13 million corresponding to discontinued operations.